Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accrued professional fees	$ 89
Accrued staff costs and staff benefits	181	83
Accrued transportation expenses	222	70
Accrued miscellaneous purchases	98	138
Other taxes payable	11	144
Others	94	100
Other payables and accrued liabilities	695	535
Present and former CEOs and present CFO [Member]
Related Party Transaction [Line Items]
Accrued staff costs and staff benefits	$ 57